Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Fair Value and Fair Value Hierarchy of Financial Instruments
30.	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
The carrying amounts and fair values of the Group’s financial instruments measured at fair value are as follows:

	Carrying amounts		Fair values
	As of December 31,		As of December 31,
	2019	2020	2019	2020
	HK$	HK$	HK$	HK$
Financial assets

Financial assets at fair value through profit or loss	1,572,697,716	1,377,856,715	1,572,697,716	1,377,856,715
Derivative financial asset	1,165,220,000	1,023,902,566	1,147,372,779	1,036,169,019
Stock loan	1,200,980,200	878,483,400	1,200,980,200	878,483,400

	3,938,897,916	3,280,242,681	3,921,050,695	3,292,509,134

Financial liabilities
Derivative financial liability	20,813,810	12,954,313	20,813,810	12,954,313

Management has assessed that the fair values of cash and cash balances, accounts receivable, financial assets included in prepayments, deposits and other receivables, amount due from immediate holding company, accounts payable, financial liabilities included in other payables and accruals, clients’ monies held on trust, margin loans payable, and convertible bond, approximate to their carrying amounts largely due to the short-term maturities of these instruments or repayable on demand. Management considers that the carrying amounts of these financial assets and financial liabilities recognised in the consolidated financial statements approximate their fair values.
The Group’s finance department headed by the finance director is responsible for determining the policies and procedures for the fair value measurement of financial instruments. The finance director reports directly to the chief financial officer. At each reporting date, finance department analyses the movements in the values of financial instruments and determines the major inputs applied in the valuation. The valuation is reviewed and approved by the chief financial officer.
The valuation procedures applied include consideration of recent transactions in the same security or financial instrument, recent financing of the investee companies, economic and market conditions, current and projected financial performance of the investee companies, and the investee companies’ management team as well as potential future strategies to realize the investments.
The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:
As of December 31, 2019 and 2020, the fair values of listed equity investments, including the stock loan, and an unlisted equity linked note were based on quoted market prices.
The valuation methodologies for unlisted equity securities are set out in Note 3 to the consolidated financial statements.

The fair value of the derivative financial asset in relation the Agreements was estimated using the MCS and was determined based on significant observable and unobservable inputs including the current stock price, dividend yield, risk-free rate, volatility of the underlying equity securities and the credit rating of the counterparty on the valuation date. MCS is a financial model that is commonly used to simulate variables that are highly unpredictable. The valuations performed using the MCS require management to estimate the volatility of the underlying equity securities and the credit rating of the counterparty and hence the valuations are subject to estimation uncertainty. The Group classifies the fair value of derivative financial asset as Level 3. The management believed that the estimated fair values resulting from the valuation technique were reasonable. The accounting policy of the day 1 profit or loss arising from the difference between the transaction price and the fair value upon initial recognition is disclosed in Note 2.4 to the consolidated financial statements.
The fair value of the conversion option embedded in the convertible bond is calculated based on the difference of the fair value of convertible bond as a whole using binomial method, and the fair value of the loan using the discounted cash flow method. The valuation of the fair value of convertible bond as a whole requires the Group to determine credit spread, liquidity spread and volatility.

Below is summary of significant unobservable inputs to valuation of financial instruments together with a quantitative sensitivity analysis as of December 31, 2019:

	Valuation technique	Significant unobservable input	Range or estimate	Sensitivity of value to the input

Unlisted equity investment-Investment C	Multiple/ EVA	Equity volatility	33.08%	5% increase/decrease in volatility results in decrease/increase in fair value by 1.0%/0.3%

		Average P/E multiple of peers	10.8	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 5.4%/4.1%

Derivative financial asset	MCS	Volatility of Underlying Assets	32.82% - 36.28%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.02%/0.23%

		Credit rating	BB	One rank level increase in credit rating of counterparty from BB to BBB results in increase in fair value by 0.04%

				One rank level decrease in credit rating of counterparty from BB to B results in decrease in fair value by 0.80%

Derivative financial liability	Binomial option pricing model	Volatility	67.87%	5% increase/decrease in volatility results in increase/decrease in fair value by 4.58%/4.66%

		Discount rate	12.52%	5% increase/decrease in discount rate results in increase/decrease in fair value by 0.32%/0.32%

Below is summary of significant unobservable inputs to valuation of financial instruments together with a quantitative sensitivity analysis as of December 31, 2020:

	Valuation technique	Significant unobservable input	Estimate	Sensitivity of value to the input
Unlisted equity investment-Investment B	Multiple/ EVA	Equity volatility	63.61%	5% increase/decrease in volatility results in decrease/increase in fair value by 3.5%/3.3%

Unlisted equity investment-Investment C	Multiple/ EVA	Equity volatility	39.64%	5% increase/decrease in volatility results in decrease/increase in fair value by 0.9%/0.9%

		Median P/E multiple of peers	10.4	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 4.7%/4.8%

Derivative financial asset	MCS	Volatility of Underlying Assets	46.03%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.23%/0.11%

		Credit rating	BB	One rank level increase in credit rating of counterparty from BB to BBB results in increase in fair value by 0.02%

				One rank level decrease in credit rating of counterparty from BB to B results in decrease in fair value by 0.16%

Derivative financial liability	Binomial option pricing model	Volatility	56.58%	5% increase/decrease in volatility results in increase/decrease in fair value by 1.63%/1.66%

		Discount rate	9.77%	5% increase/decrease in discount rate results in decrease/increase in fair value by 8.22%/9.41%

Fair Value Hierarchy
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:
Assets measured at fair value
:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant unobservable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	HK$	HK$	HK$	HK$
As o f December 31, 2019
Financial assets at fair value through profit or loss	1,249,999,800	—	322,697,916	1,572,697,716
Stock loan	1,200,980,200	—	—	1,200,980,200

	2,450,980,000	—	322,697,916	2,773,677,916
Derivative financial asset	—	—	1,165,220,000	1,165,220,000

	2,450,980,000	—	1,487,917,916	3,938,897,916

As of December 31, 2020
Financial assets at fair value through profit or loss	185,435,750	892,565,280	299,855,685	1,377,856,715
Stock loan	878,483,400	—	—	878,483,400

	1,063,919,150	892,565,280	299,855,685	2,256,340,115
Derivative financial asset	—	—	1,023,902,566	1,023,902,566

	1,063,919,150	892,565,280	1,323,758,251	3,280,242,681

Liability measured at fair value
:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant unobservable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	HK$	HK$	HK$	HK$
As of December 31, 2019
Derivative financial liability	—	—	20,813,810	20,813,810

As of December 31, 2020
Derivative financial liability	—	—	12,594,313	12,594,313

During the years ended December 31, 2018, 2019 and 2020, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3.

The movements in fair value measurements within Level 3 during the years are as follow:

	For the year ended December 31,
	2018	2019	2020
	HK$	HK$	HK$
Unlisted equity shares at fair value through profit or loss:
At January, 1	15,629,400	281,241,909	322,697,916
Purchase	211,456,214	—	—
Net fair value changes recognised in profit or loss	54,156,295	41,456,007	(22,842,231)

At December 31,	281,241,909	322,697,916	299,855,685

For the y ear ended December 31, 2019
HK$
Warrants at fair value through profit or loss:
At January 1,	—
Issued	15,699,600
Exercised	(15,699,600)

At December 31,	—

	For the year ended December 31,
	2019	2020
	HK$	HK$
Derivative financial asset (Note 14):
At January 1,	—	1,165,220,000
Recognition of day 1 profit or loss deferred on inception of contract, renegotiation and extension	472,591,235	(41,782,951)
Net fair value gains recognised in profit or loss	692,628,765	413,088,277
Gain related to disposed investment	—	106,059,881
Partial settlement	—	(618,682,641)

At December 31,	1,165,220,000	1,023,902,566

	For the year ended December 31,
	2019	2020
	HK$	HK$
Derivative financial liability (Note 24):
At January 1,	—	20,813,810
Issued	20,813,810	—
Net fair value changes recognised in profit or loss	—	(7,765,148)
Exchange alignment	—	(94,349)

At December 31,	20,813,810	12,954,313